STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares						3 Months Ended	6 Months Ended	11 Months Ended
	Apr. 19, 2022	Apr. 14, 2022	Mar. 31, 2022	Mar. 30, 2022	Jun. 15, 2021	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 27, 2022	Jun. 26, 2022	Jan. 19, 2021
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized								1,000,000,000	1,000,000,000	250,000,000
Common stock, par value								$ 0.001	$ 0.001
Preferred stock, shares authorized								10,000,000			10,000,000
Common stock, shares outstanding							514,005,770	20,240,882
Preferred stock, par value								$ 0.001			$ 0.001
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued for services	4,635,720	3,348,000
Shares issued upon conversion of Series A Preferred Stock, shares						485,781,168	485,781,168
Issuance of fair value per shares	$ 0.10	$ 0.10
Share based compensation vested percentage	25.00%
Common Stock [Member] | April 13, 2023 [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation vested shares		1,802,769
Common Stock [Member] | April 13, 2026 [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation vested shares		515,077
Common Stock [Member] | Bitech Mining Corporation [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value			$ 0.001			$ 0.001
Shares issued upon conversion of Series A Preferred Stock, shares			94,312,250
Share issued and outstanding percentage			100.00%			100.00%
Series A Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized								9,000,000	9,000
Preferred stock, par value								$ 0.001
Series A Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized				9,000,000
Preferred stock, stated value				$ 1.00
Preferred stock voting right				each share has 53.9757 votes per share on any matter, event or action submitted to the holders of our common stock for a vote or on which the holders of our common stock have a right to vote
Conversion price per share				$ 0.018526887
Share issued and outstanding percentage			96.00%			96.00%
Series A Preferred Stock [Member] | Bitech Mining Corporation [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued upon conversion of Series A Preferred Stock, shares			9,000,000
Preferred stock, par value			$ 0.001			$ 0.001
Series A preferred shares issued in share exchange, shares			9,000,000
Share issued and outstanding percentage			100.00%			100.00%
Bitech Mining Corporation [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized								100,000,000
Common stock, par value								$ 0.001
Number of shares issued for services					4,000,000
Common stock, shares outstanding								93,407,250
Bitech Mining Corporation [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued for services								10,106,000